Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2016		Sep. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Income Statement [Abstract]
Net revenues					$ 19		$ 34		$ 34		$ 71
Operating expenses:
Research and development	$ 1,464	[1]	$ 1,734	[1]	4,108	[1]	5,202	[1]	6,925	[2]	5,680	[2]
General and administrative	752	[1]	770	[1]	2,587	[1]	2,447	[1]	3,346	[2]	3,217	[2]
Total operating expenses	2,216		2,504		6,695		7,649		10,271		8,897
Operating loss	(2,216)		(2,504)		(6,676)		(7,615)		(10,237)		(8,826)
Other income (expense):
Interest income, net	4		8		15		10		16		17
Other income (expense), net					6		(2)		(2)		9
Total other income (expense)	4		8		21		8		14		26
Loss before income taxes									(10,223)		(8,800)
Provision for income taxes									0		0
Net loss	(2,212)		(2,496)		(6,655)		(7,607)		(10,223)		(8,800)
Series A and Series A-1 convertible preferred stock dividends							(209)		(209)		(4,130)
Net loss applicable to common stockholders	$ (2,212)		$ (2,496)		$ (6,655)		$ (7,816)		$ (10,432)		$ (12,930)
Net loss per common share applicable to common stockholders:
Basic and diluted	$ (0.34)		$ (0.38)		$ (1.02)		$ (1.76)		$ (2.10)		$ (7.90)
Weighted average common shares: basic and diluted	6,576,096		6,494,912		6,548,696		4,445,192		4,970,382		1,636,291

[1]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development $ 52 $ 174 $ 212 $ 552 General and administrative 76 211 437 691
[2]	Non-cash stock-based compensation expenses included in operating expenses are as follows: Research and development $ 632 $ 836 General and administrative 903 1,010